1. Operations (Tables)	12 Months Ended
Dec. 31, 2020
Operations [abstract]
Schedule of concession agreements

The table below shows a summary of the contractual situation of the municipalities served:

	December 31, 2020	December 31, 2019

Total municipalities that have already signed contracts (*)	342	325
Balance – intangible and contract assets	39,440,568	35,990,087
Percentage of intangible and contract assets	93.08%	90.10%
Revenue from sanitation services (excluding construction revenue)	14,406,803	13,700,777
Percentage of revenue from sanitation services (excluding construction revenue)	95.05%	84.92%

Municipalities with expired:	8	21
Balance – intangible and contract assets	264,931	1,637,878
Percentage of intangible and contract assets	0.63%	4.10%
Revenue from sanitation services (excluding construction revenue)	39,088	451,603
Percentage of revenue from sanitation services (excluding construction revenue)	0.26%	2.80%

Municipalities with concession agreements due by 2030:	25	27
Balance – intangible and contract assets	1,436,529	1,181,172
Percentage of intangible and contract assets	3.39%	2.96%
Revenue from sanitation services (excluding construction revenue)	597,483	588,628
Percentage of revenue from sanitation services (excluding construction revenue)	3.94%	3.65%

Municipality of São Paulo:
Percentage of intangible and contract assets	37.94%	43.37%
Percentage of revenue from sanitation services (excluding construction revenue)	44.58%	44.48%

(*) Includes the municipality of Tapiratiba, which signed a contract in October 2019, to begin operating in April 2020.